Virtus Seix Georgia Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund
and Seix Virginia Intermediate Municipal Bond Fund,

each a series of Virtus Asset Trust

Supplement dated August 17, 2018 to the Prospectuses dated July 23, 2018 as supplemented

Important Notice to Investors

Effective August 17, 2018, Christopher Carter, CFA, formerly of Seix Investment Advisors LLC (“Seix”), is no longer a portfolio manager for Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund (the “Funds”). In addition, Ronald Schwartz, CFA is hereby added as Portfolio Manager of the Funds. The resulting disclosure changes to the Funds’ prospectuses are described below.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Ronald Schwartz, CFA, Managing Director and Senior Portfolio Manager of Seix, has co-managed the fund since August 2018.

> Dusty Self, Managing Director and Portfolio Manager of Seix, has co-managed the fund since June 2018.

In the section “Portfolio Management” on pages 172 and 173 of the statutory prospectus, the table under the subheading “Seix” is hereby amended for the Funds with the following:

Virtus Seix Georgia Tax-Exempt Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)
Virtus Seix North Carolina Tax-Exempt Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)
Virtus Seix Virginia Intermediate Municipal Bond Fund	Ronald Schwartz (since August 2018) Dusty Self (since June 2018)

The narrative under the referenced table with respect to the portfolio managers of the Funds is hereby amended by removing the biographical information for Mr. Carter.

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the

Prospectuses for future reference.

VAT 8622 PM Changes (8/2018)

Virtus Seix Georgia Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund
and Seix Virginia Intermediate Municipal Bond Fund,

each a series of Virtus Asset Trust

Supplement dated August 17, 2018 to the Statement of Additional Information (“SAI”)

dated July 23, 2018 as supplemented

Important Notice to Investors

Effective August 17, 2018, Christopher Carter, CFA, formerly of Seix Investment Advisors LLC (“Seix”), is no longer a portfolio manager for Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund (the “Funds”). The resulting disclosure changes to the Funds’ SAI are described below.

The disclosure for the Funds in the table under “Portfolio Managers” beginning on page 106 of the SAI is hereby amended by removing all references to Mr. Carter. In addition, Ronald Schwartz, CFA, is hereby added as Portfolio Manager of the Funds.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 109 of the SAI is hereby amended by removing all references to Mr. Carter. In addition, the information for Mr. Schwartz is hereby replaced with the following and an associated footnote is added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ronald Schwartz*	3	$547.7 million	0	N/A	9	$376.8 million

*As of June 30, 2018.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 111 of the SAI is hereby amended by removing the reference to Mr. Carter. In addition, the information for Mr. Schwartz is hereby replaced with the following and an associated footnote is added to the table:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned in Fund Managed ($)
Ronald Schwartz *	Seix Georgia Tax-Exempt Bond Fund	None
	Seix High Grade Municipal Bond Fund	10,000-50,000
	Seix Investment Grade Tax-Exempt Bond Fund	10,000-50,000
	Seix North Carolina Tax-Exempt Bond Fund	None
	Seix Virginia Intermediate Municipal Bond Fund	None
	Seix Short-Term Municipal Bond Fund	10,000-50,000

*As of June 30, 2018.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B PM Changes (8/2018)